General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 7,713	$ 6,692
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	4,475	3,657
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	1,360	941
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	1,073	955
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	277	235
Travel
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	27	444
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	303	227
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 198	$ 233